Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest income:
Interest and fees on loans	$ 67,251	$ 62,920
Interest on due from banks	2,840	2,796
Interest on investment securities:
U.S. Government sponsored enterprises	8,411	9,979
States and political subdivisions	2,772	2,779
Other	2,344	2,259
Total interest income	83,618	80,733
Interest expense:
Now, MMDA & savings deposits	11,113	10,237
Time deposits	12,529	14,316
Junior subordinated debentures	959	1,116
Other	0	985
Total interest expense	24,601	26,654
Net interest income	59,017	54,079
Provision for (recovery of) credit losses	938	(285)
Net interest income after provision for credit losses	58,079	54,364
Non-interest income:
Service charges	5,579	5,653
Other service charges and fees	696	685
Gain ( loss) on sale of securities, net	(78)	5
Gain on sale of premises and equipment	3,009	0
Mortgage banking income	327	357
Insurance and brokerage commissions	1,026	989
Appraisal management fee income	13,684	11,691
Miscellaneous	6,737	8,335
Total non-interest income	30,980	27,715
Non-interest expense:
Salaries and employee benefits	28,245	28,209
Occupancy	8,948	8,686
Professional fees	2,702	2,316
Advertising	1,010	791
Debit card expense	1,690	1,391
FDIC insurance	776	764
Appraisal management fee expense	10,884	9,263
Other	8,954	9,730
Total non-interest expense	63,209	61,150
Earnings before income taxes	25,850	20,929
Income tax expense	6,020	4,576
Net earnings	$ 19,830	$ 16,353
Basic net earnings per share	$ 3.74	$ 3.08
Diluted net earnings per share	3.62	2.98
Cash dividends declared per share	$ 0.96	$ 0.92